CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net loss	$ (20,838)	$ (19,592)	$ (17,213)
Adjustments to the profit or loss items:
Depreciation	2,145	2,279	2,433
Share-based compensation	2,244	2,943	4,365
Net financing income	(1,454)	(1,688)	(845)
Loss from sale of property, plant and equipment		39
Taxes on income	11	36
Adjustments to the profit or loss items	2,946	3,609	5,953
Changes in asset and liability items:
Decrease (increase) in trade receivables	37	2,506	(1,492)
Decrease (increase) in other receivables	221	(100)	(293)
Decrease (increase) in long term deposits	(6)	9	(1)
Decrease in trade payables	(86)	(215)	(68)
Decrease (increase) in other payables	136	(303)	(640)
Increase (decrease) in severance pay liability, net	2	5	(3)
Decrease in deferred revenues and other advances	(500)	(81)	(1,055)
Increase (decrease) in liabilities in respect of government grants		115	(284)
Changes in asset and liability items	(196)	1,936	(3,836)
Cash received (paid) during the year for:
Interest received	2,173	2,360	2,689
Taxes paid	(14)	(6)
Net cash used in operating activities	(15,929)	(11,693)	(12,407)
Cash flows from investing activities:
Purchase of property, plant and equipment	(590)	(808)	(2,005)
Proceeds from sale of marketable securities	22,737	23,926	38,164
Purchase of marketable securities	(11,659)	(24,561)	(31,168)
Proceeds from bank deposits, net	4,757	5,466	11,443
Proceeds from sale of property, plant and equipment		5
Decrease in restricted cash			953
Net cash provided by investing activities	15,245	4,028	17,387
Cash flows from financing activities:
Proceeds from exercise of options	683	186	296
Proceeds from government grants	339	802	167
Repayment of government grants	(208)	(333)	(418)
Net cash provided by financing activities	814	655	45
Exchange rate differences - cash and cash equivalent balances	69	25	(17)
Increase (decrease) in cash and cash equivalents	199	(6,985)	5,008
Cash and cash equivalents, beginning of the year	3,236	10,221	5,213
Cash and cash equivalents, end of the year	3,435	3,236	10,221
Significant non-cash activities:
Acquisition of property, plant and equipment	$ 39	$ 150	$ 349